Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 110,661	¥ 104,593
Service cost	5,879	5,526	¥ 5,339
Interest cost	585	721	778
Actuarial loss (income)	(3,935)	4,051
Foreign currency exchange rate change	0	0
Plan participant's contributions	0	0
Benefits paid	(4,111)	(3,178)
Business combinations	1,399	0
Divestitures	0	(684)
Plan amendments	(11)	(368)
Benefit obligation at end of year	110,467	110,661	104,593
Change in plan assets:
Fair value of plan assets at beginning of year	123,628	121,269
Actual return on plan assets	(2,790)	1,383
Employer contribution	3,821	3,633
Plan participant's contributions	0	0
Benefits paid	(3,429)	(2,657)
Business combinations	1,550	0
Divestitures	0	0
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	122,780	123,628	121,269
The funded status of the plans	12,313	12,967
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	24,521	25,590
Accrued benefit liability included in other liabilities	(12,208)	(12,623)
Net amount recognized	12,313	12,967
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	107,812	100,782
Service cost	3,566	3,186	3,455
Interest cost	1,634	2,002	1,994
Actuarial loss (income)	(2,465)	8,060
Foreign currency exchange rate change	(4,172)	(4,392)
Plan participant's contributions	392	0
Benefits paid	(1,788)	(1,452)
Business combinations	0	0
Divestitures	(237)	0
Plan amendments	(1,126)	(374)
Benefit obligation at end of year	103,616	107,812	100,782
Change in plan assets:
Fair value of plan assets at beginning of year	96,837	93,338
Actual return on plan assets	3,114	7,023
Employer contribution	2,333	1,920
Plan participant's contributions	392	0
Benefits paid	(1,683)	(1,346)
Business combinations	0	0
Divestitures	(187)	0
Foreign currency exchange rate change	(3,812)	(4,098)
Fair value of plan assets at end of year	96,994	96,837	¥ 93,338
The funded status of the plans	(6,622)	(10,975)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	11	12
Accrued benefit liability included in other liabilities	(6,633)	(10,987)
Net amount recognized	¥ (6,622)	¥ (10,975)